Note 2 - Risks and Uncertainties	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Nature of Operations [Text Block]
2.	Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration in the United States, the Therapeutic Goods Administration in Australia, the European Medicines Agency in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may take many years, and is normally expected to involve substantial expenditure.

We have incurred losses of $125.5 million since our inception in 2011. For the year ended December 31, 2023, we incurred a net loss of $25.3 million. Not reflected in the net loss for the year ended December 31, 2023, was an adjustment to accumulated loss of $9.1 million associated with the cost to induce warrant exercises. We incurred negative cash flows from operating activities of approximately $25.2 million for this period. As we continue to pursue development activities and seek commercialization of our lead assets, we expect to incur substantial losses, which are likely to generate negative net cash flows from operating activities. As of December 31, 2023, we had cash of $2.6 million, negative working capital of $9.3 million (current assets less current liabilities), and stockholders’ deficit of $4.7 million. The Company’s principal sources of cash have historically included the issuance of equity securities and convertible debt.

The accompanying Consolidated Financial Statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business and do not include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our ivospemin (SBP-101), eflornithine (CPP-1X) and eflornithine sachets (CPP-1X-S) product candidates in the United States, Australia, the European Union or other markets, and Flynpovi outside of North America and ultimately our ability to market and sell our product candidates. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See Note 3 titled “Liquidity and Management Plans”.